Intangible assets, net (Schedule of Estimated Amortization Expenses) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014
Amortization expense of intangible assets
2015	31,190
2016	19,874
2017	17,105
2018	14,544
2019	12,844